Revenue	12 Months Ended
Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue
21.   Revenue

The following is a disaggregation of revenue categorized by commodities sold:

	Year ended	Year ended
	December 31,	December 31,
	2020	2019

Silver
Provisional sales revenue	$19,212	$21,246
Derivative pricing adjustments	370	179
	19,582	21,425
Zinc
Provisional sales revenue	$3,078	$48,309
Derivative pricing adjustments	(1,094)	(1,939)
	1,984	46,370
Lead
Provisional sales revenue	$16,142	$26,061
Derivative pricing adjustments	(400)	(550)
	15,742	25,511
Other by-products
Provisional sales revenue	$15	$597
Derivative pricing adjustments	71	(238)
	86	359

Total provisional sales revenue	$38,447	$96,213
Total derivative pricing adjustments	(1,053)	(2,548)
Gross revenue	$37,394	$93,665
Treatment and selling costs	(9,511)	(35,255)
	$27,883	$58,410

Derivative pricing adjustments represent subsequent variations in revenue recognized as an embedded derivative from contracts with customers and are accounted for as financial instruments (see Note 26). Revenue from contracts with customers is recognized net of treatment and selling costs if payment of those amounts is enforced at the time of sale.